Document and Entity Information	Nov. 04, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	COMSTOCK RESOURCES, INC.
Entity Central Index Key	0000023194
Entity Emerging Growth Company	false
Entity File Number	001-03262
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	94-1667468
Entity Address, Address Line One	5300 Town and Country Blvd
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(972)
Local Phone Number	668-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 (per share)
Trading Symbol	CRK
Security Exchange Name	NYSE
New York Stock Exchange Texas
Entity Listings [Line Items]
Trading Symbol	CRK
Security Exchange Name	NYSE